Payables and Credit Balances (Details) - ILS (₪)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Payable Expenses	₪ 0	₪ 280,000
Down payments from clients	0	1,453
Prepaid Revenue	139,500	93,000
Related parties	1,779,161	88,322
Shareholders	780,924	1,824,634
Payables and Credit Balances, total	₪ 2,699,585	₪ 2,287,409